Investment Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Trading Securities Pledged as Collateral	$ 33,146,328	$ 26,036,893	$ 40,701,766
Proceeds from Sale and Maturity of Marketable Securities	$ 298,379	1,060,402
Available-for-sale Securities, Gross Realized Gain (Loss)		10,586
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)		(16,094)
Held-to-maturity Securities, Sold Security, at Carrying Value		$ 530,812